Average Annual Total Returns{- Fidelity® Municipal Income 2023 Fund} - 06.30 Fidelity Defined Maturity Funds Retail Combo PRO-09 - Fidelity® Municipal Income 2023 Fund	Fidelity Municipal Income 2023 Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Municipal Income 2023 Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Municipal Income 2023 Fund-Retail Class Return Before Taxes Since Inception		Fidelity Municipal Income 2023 Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Municipal Income 2023 Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Municipal Income 2023 Fund-Retail Class After Taxes on Distributions Since Inception		Fidelity Municipal Income 2023 Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Municipal Income 2023 Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Municipal Income 2023 Fund-Retail Class After Taxes on Distributions and Sales Since Inception		LB015 Past 1 year	LB015 Past 5 years	LB015 Since Inception		LB369 Past 1 year	LB369 Past 5 years	LB369 Since Inception
Total	2.70%	2.57%	2.69%	[1]	2.70%	2.56%	2.69%	[1]	2.39%	2.44%	2.55%	[1]	5.21%	3.91%	3.62%	[1]	3.09%	2.71%	2.67%	[1]

[1]	(a)From April 23, 2013